Summary of Significant Accounting Policies (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Accounting Policies [Abstract]
Basis of Presentation and Use of Estimates

Basis of Presentation and Use of Estimates

The financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP”) and include all adjustments necessary for the presentation of the Company’s financial position, results of operations and cash flows for the periods presented. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts and disclosures reported in the financial statements and accompanying notes, including accrued liabilities and the fair value-based measurement of equity instruments. Actual results could differ materially from those estimates. The Company evaluates its estimates and assumptions as facts and circumstances dictate.

Basis of Presentation and Use of Estimates

The financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP”) and include all adjustments necessary for the presentation of the Company’s financial position, results of operations and cash flows for the periods presented. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts and disclosures reported in the financial statements and accompanying notes, including accrued liabilities and the fair value-based measurement of equity instruments. Actual results could differ materially from those estimates. The Company evaluates its estimates and assumptions as facts and circumstances dictate.

Cash and Cash Equivalents

Cash and Cash Equivalents

The Company considers all highly liquid investments with an original maturity of 90 days or less at the time of purchase to be cash equivalents. Cash and cash equivalents consist of deposits with commercial banks in checking, interest-bearing and demand money market accounts.

Cash and Cash Equivalents

The Company considers all highly liquid investments with an original maturity of 90 days or less at the time of purchase to be cash equivalents. Cash and cash equivalents consist of deposits with commercial banks in checking, interest- bearing and demand money market accounts.

Marketable Securities

Marketable Securities

The Company has designated marketable securities as available-for-sale securities and accounts for them at their respective fair values. Marketable securities are classified as short-term or long-term based on the nature of the securities and their availability to meet current operating requirements. Securities that are classified as available-for-sale are carried at fair value, including accrued interest, with temporary unrealized gains and losses reported as a component of stockholders’ equity until their disposition. The Company reviews all available-for-sale securities at each period end to determine if they remain available-for-sale based on the Company’s then current intent and ability to sell the security if it is required to do so. The cost of securities sold is based on the specific identification method. All marketable securities are subject to a periodic impairment review. The Company will recognize an impairment charge when a decline in the fair value of the investments below the cost basis is judged to be other-than-temporary.

Marketable Securities

The Company has designated marketable securities as available-for-sale securities and accounts for them at their respective fair values. Marketable securities are classified as short-term or long-term based on the nature of the securities and their availability to meet current operating requirements. Securities that are classified as available-for-sale are carried at fair value, including accrued interest, with temporary unrealized gains and losses reported as a component of stockholders’ equity until their disposition. The Company reviews all available-for-sale securities at each period end to determine if they remain available-for-sale based on the Company’s then current intent and ability to sell the security if it is required to do so. The cost of securities sold is based on the specific identification method. All marketable securities are subject to a periodic impairment review. The Company will recognize an impairment charge when a decline in the fair value of the investments below the cost basis is judged to be other-than-temporary.

Concentrations of Credit Risk

Concentrations of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist primarily of cash, cash equivalents and marketable securities. The Company has established guidelines to limit its exposure to credit risk by placing investments with high credit quality financial institutions, diversifying its investment portfolio and making investments with maturities that maintain safety and liquidity. At December 31, 2016 and 2015, the Company’s cash equivalents were with money market funds that invest in securities issued by the U.S. Treasury. At December 31, 2016 and 2015, the Company’s marketable securities were in U.S. Treasury securities, obligations of U.S. government agencies, reverse repurchase agreements and high-grade corporate debt securities.

Property and Equipment

Property and Equipment

Property and equipment are stated at cost less accumulated depreciation. Lab equipment, computer equipment and software are depreciated using the straight-line method over the estimated useful lives of the assets. Leasehold improvements are depreciated over the shorter of the estimated useful lives of the assets or the lease term. Maintenance and repairs are expensed as incurred.

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets

The Company assesses the potential impairments of its long-lived assets whenever events or changes in circumstances indicate that an asset’s carrying value may not be recoverable. If the carrying value exceeds the undiscounted future cash flows estimated to result from the use and eventual disposition of the asset, the Company writes down the asset to its estimated fair value. Management believes that no long-lived assets were materially impaired as of December 31, 2016 and 2015.

Accrued Direct Program Expenses

Accrued Direct Program Expenses

Substantial portions of the Company’s preclinical studies and clinical trials, including the manufacture and packaging of drug supplies were performed by third-party laboratories, contract manufacturing organizations, medical centers, contract research organizations and other service providers (collectively vendors). These vendors generally bill monthly or quarterly for services performed or upon achieving certain milestones. For preclinical studies and product development and manufacturing, the Company accrues expenses based upon estimated percentage of work completed and the contract milestones remaining. For clinical studies, expenses are accrued based upon patient enrollment and the duration of the study. The Company monitors patient enrollment, the progress of clinical studies and related activities to the extent possible through internal reviews of data reported by these vendors using software tracking systems, or through clinical site visits and vendor correspondence. The Company’s estimates depend on the timeliness and accuracy of the data provided by these vendors regarding the status of each program and total program spending. The Company periodically evaluates these estimates to determine if adjustments are necessary or appropriate based on information received.

Accrued Direct Program Expenses

Substantial portions of the Company’s preclinical studies and clinical trials, including the manufacture and packaging of drug supplies, are performed by third-party laboratories, contract manufacturing organizations, medical centers, contract research organizations and other service providers (collectively vendors). These vendors generally bill monthly or quarterly for services performed or upon achieving certain milestones. For preclinical studies and product development and manufacturing, the Company accrues expenses based upon estimated percentage of work completed and the contract milestones remaining. For clinical studies, expenses are accrued based upon patient enrollment and the duration of the study. The Company monitors patient enrollment, the progress of clinical studies and related activities to the extent possible through internal reviews of data reported by these vendors using software tracking systems, or through clinical site visits and vendor correspondence. Company estimates depend on the timeliness and accuracy of the data provided by these vendors regarding the status of each program and total program spending. The Company periodically evaluates these estimates to determine if adjustments are necessary or appropriate based on information received. No vendor comprised more than 10% of all external costs in 2016, 2015, and 2014.

Research and Development

Research and Development

The Company expenses costs associated with research and development as incurred. These costs include direct program expenses, which are payments made to third parties that specifically relate to the Company’s research and development, such as payments to clinical research organizations, clinical investigators, manufacturing of clinical material, pre-clinical testing and consultants. In addition, employee costs (salaries, payroll taxes, benefits and travel) for employees contributing to research and development activities are classified as research and development costs.

Stock-Based Compensation

Stock-Based Compensation

The Company measures employee and director stock-based compensation expense for all stock and purchase awards at the grant date based on the fair value measurement of the award. The expense is recorded over the related service period, generally the vesting period, net of estimated forfeitures. Any changes to the estimated forfeiture rates are accounted for prospectively. The Company calculates the fair value measurement of stock options using the Black-Scholes valuation model and the single-option method and recognizes expense using the straight-line attribution approach.

Income Taxes

Income Taxes

The Company accounts for income taxes under an asset and liability approach. Deferred income taxes reflect the impact of temporary differences between assets and liabilities recognized for tax and financial reporting purposes measured by applying enacted tax rates and laws that will be in effect when the differences are expected to reverse, net operating loss and tax credit carryforwards. Tax benefits are recorded when the benefit is more likely than not to be sustained upon audit. The Company accrues interest and penalties related to uncertain tax positions in income tax expense. Valuation allowances are provided when necessary to reduce net deferred tax assets to an amount that is more likely than not to be realized.

Segment Information

Segment Information

The Company manages its operations as a single segment for the purposes of assessing performance and making operating decisions. The Company’s singular focus is on discovering and developing potential drugs. No revenue has been generated since inception, and all tangible assets are held in the United States.

Comprehensive Loss

Comprehensive Loss

Comprehensive loss is comprised of net loss and adjustments for the change in unrealized gains and losses on the Company’s investments in available-for-sale marketable securities. The Company presents comprehensive loss and its components in the statements of operations and comprehensive loss for the three months ended March 31, 2017.

Comprehensive Loss

Comprehensive loss is comprised of net loss and adjustments for the change in unrealized gains and losses on the Company’s investments in available-for-sale marketable securities. The Company presents comprehensive loss and its components in the statements of operations and comprehensive loss for the year ended December 31, 2016 and 2015.

Net Loss per Share

Net Loss per Share

The Company reports net loss per share in accordance with the standard codification of ASC “Earnings per Share” (“ASC 260”). Under ASC 260, basic earnings per share, which excludes dilution, is computed by dividing net loss by the weighted average number of common shares outstanding for the period. Diluted earnings per share reflects the potential dilution of securities that could be exercised or converted into common shares, and is computed by dividing net loss by the weighted average of common shares outstanding plus the dilutive potential common shares. Diluted earnings per share excludes the impact of options to purchase common stock, restricted stock units and warrants to purchase common stock, as the effect would be anti-dilutive. During a loss period, the assumed exercise of in-the-money stock options and other potentially diluted instruments has an anti-dilutive effect and therefore, these instruments are excluded from the computation of dilutive earnings per share.

Net Loss per Share

The Company reports net loss per share in accordance with the standard codification of ASC “Earnings per Share” (“ASC 260”). Under ASC 260, basic earnings per share, which excludes dilution, is computed by dividing net loss by the weighted average number of common shares outstanding for the period. Diluted earnings per share reflects the potential dilution of securities that could be exercised or converted into common shares, and is computed by dividing net loss by the weighted average of common shares outstanding plus the dilutive potential common shares. Diluted earnings per share excludes the impact of options to purchase common stock, restricted stock units and warrants to purchase common stock, as the effect would be anti-dilutive. During a loss period, the assumed exercise of in-the-money stock options and other potentially diluted instruments has an anti-dilutive effect and therefore, these instruments are excluded from the computation of dilutive earnings per share.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

In March 2016, the FASB issued ASU No. 2016-09, Compensation – Stock Compensation (Topic 718): Improvements to Employee Share-Based Payment Accounting. The amendments in this update simplify several aspects of the accounting for employee share-based payment transactions, including the accounting for income taxes, forfeitures, statutory tax withholding requirements, as well as classification within the statement of cash flows. The guidance is effective for the annual periods beginning after December 15, 2016, and interim periods within those annual periods. The Company adopted this standard as of January 1, 2017 and it did not have a material effect on its financial statements. As part of the adoption of this standard, the Company elected to recognize forfeiture of awards as they occur rather than estimating the expected forfeiture rate, as was previously required.

For additional discussion of recent accounting pronouncements please refer to Note 3, “Summary of Significant Accounting Policies – Recently Adopted Accounting Pronouncements and Recently Issued Accounting Pronouncements”, in the Company’s previously filed Annual Report on Form 10-K for the year ended December 31, 2016.

Recently Adopted Accounting Pronouncements

In August 2014, the FASB issued ASU No. 2014-15, Presentation of Financial Statements – Going Concern Disclosure of Uncertainties About an Entity’s Ability to Continue as a Going Concern, which requires management to evaluate whether there are conditions or events that raise substantial doubt about an entity’s ability to continue as a going concern and to provide disclosures when certain criteria are met. The guidance is effective for annual periods beginning after December 15, 2016 and interim reporting periods starting in the first quarter of 2017. The Company adopted this standard as of December 31, 2016.

Recently Issued Accounting Pronouncements

In February 2016, the FASB issued ASU No. 2016-02, Leases (Topic 842). The new guidance requires organizations that lease assets to recognize assets and liabilities on the balance sheet related to the rights and obligations created by those leases, regardless of whether they are classified as finance or operating leases. Consistent with current guidance, the recognition, measurement, and presentation of expenses and cash flows arising from a lease primarily will depend on its classification as a finance or operating lease. The guidance also requires new disclosures to help financial statement users better understand the amount, timing, and uncertainty of cash flows arising from leases. The new standard is effective for annual reporting periods beginning after December 15, 2018, including interim periods within that reporting period, with early application permitted. The new standard is to be applied using a modified retrospective approach. The Company does not expect the standard will have a material impact on its disclosures.

In March 2016, the FASB issued ASU No. 2016-09, Compensation – Stock Compensation (Topic 718): Improvements to Employee Share-Based Payment Accounting. The amendments in this update simplify several aspects of the accounting for employee share-based payment transactions, including the accounting for income taxes, forfeitures, statutory tax withholding requirements, as well as classification within the statement of cash flows. The guidance will be effective for the annual periods beginning after December 15, 2016, and interim periods within those annual periods. The Company is currently evaluating the impact of the new pronouncement on its financial statements.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

The carrying amounts of cash equivalents and marketable securities approximate their fair value based upon quoted market prices. Certain financial instruments are not measured at fair value on a recurring basis, but are recorded at amounts that approximate their fair value due to their liquid or short-term nature, such as cash, accounts payable, accrued direct program expenses, accrued restructuring charges, and accrued employee benefits, and other financial instruments included within current assets or current liabilities.

Fair Value of Financial Instruments

The carrying amounts of cash equivalents and marketable securities approximate their fair value based upon quoted market prices. Certain financial instruments are not measured at fair value on a recurring basis, but are recorded at amounts that approximate their fair value due to their liquid or short-term nature, such as cash, accounts payable, accrued direct program expenses, and accrued employee benefits, and other financial instruments included within current assets or current liabilities.

The Company accounted for warrants to purchase its redeemable preferred stock pursuant to ASC Topic 480, Distinguishing Liabilities from Equity, and classified them as liabilities. The fair value of the outstanding preferred stock warrant liabilities at December 31, 2013 was $267,750. Subsequent to the completion of the Stock Conversion on September 23, 2014, whereby all outstanding shares of preferred stock were converted into shares of common stock, and the warrants became exercisable for shares of common stock pursuant to the adjustment provisions of the warrants, the fair value of the preferred stock warrant liabilities was remeasured and reclassified into equity. During the year ended December 31, 2014 a remeasurement gain of $265,750 was recognized in interest and other income, net in the statement of operations and comprehensive loss. Upon the Stock Conversion, the remaining balance of $2,000 was reclassified from liabilities to equity.

Fair Value Measurements

Fair Value Measurements

In general, asset and liability fair values are determined using the following categories:

Level 1 – inputs utilize quoted prices in active markets for identical assets or liabilities.

Level 2 – inputs include quoted prices for similar assets or liabilities in active markets, and inputs other than quoted prices that are observable for the asset or liability, either directly or indirectly.

Level 3 – inputs are unobservable inputs and include situations where there is little, if any, market activity for the balance sheet items at period end. Pricing inputs are unobservable for the terms and are based on the Company’s own estimates about the assumptions that a market participant would use in pricing an asset.

The Company’s financial instruments, including money market investments, reverse repurchase agreements, corporate debt securities, U.S. Treasury securities and obligations of U.S. government agencies, are measured at fair value on a recurring basis. There were no transfers between levels for the three months ended March 31, 2017.

Assets and liabilities measured at fair value on a recurring basis consisted of the following types of instruments as of March 31, 2017 and December 31, 2016 (in thousands):

Description	March 31, 2017	Quoted prices in active markets for identical assets (Level 1)	Quoted prices for similar assets observable in the market place (Level 2)	December 31, 2016	Quoted prices in active markets for identical assets (Level 1)	Quoted prices for similar assets observable in the market place (Level 2)
Assets measured at fair value:
Money market investments	$6,882	$6,882	$—	$14,186	$14,186	$—
U.S. Treasury securities, obligations of U.S. government agencies, corporate debt securities and reverse repurchase agreements	42,745	—	42,745	41,832	—	41,832

Fair Value Measurements

In general, asset and liability fair values are determined using the following categories:

Level 1 – inputs utilize quoted prices in active markets for identical assets or liabilities.

Level 2 – inputs include quoted prices for similar assets or liabilities in active markets, and inputs other than quoted prices that are observable for the asset or liability, either directly or indirectly.

Level 3 – inputs are unobservable inputs and include situations where there is little, if any, market activity for the balance sheet items at period end. Pricing inputs are unobservable for the terms and are based on the Company’s own estimates about the assumptions that a market participant would use in pricing as asset.

The Company’s financial instruments, including money market investments, reverse repurchase agreements, corporate debt securities, U.S. Treasury securities and obligations of U.S. government agencies, are measured at fair value on a recurring basis. There were no transfers between levels for the years ended December 31, 2016 and 2015.

Assets and liabilities measured at fair value on a recurring basis consisted of the following types of instruments as of December 31, 2016 and 2015 (in thousands):

Description	December 31, 2016	Quoted prices in active markets for identical assets (Level 1)	Quoted prices for similar assets observable in the market place (Level 2)	December 31, 2015	Quoted prices in active markets for identical assets (Level 1)	Quoted prices for similar assets observable in the market place (Level 2)
Assets measured at fair value:
Money market investments	$14,186	$14,186	$—	$12,131	$12,131	$—
U.S. Treasury securities, obligations of U.S. government agencies, corporate debt securities and reverse repurchase agreements	41,832	—	41,832	73,261	—	73,261

Unaudited Interim Financial Data

Unaudited Interim Financial Data

The balance sheet at December 31, 2016 was derived from the Company’s audited financial statements, but these interim financial statements do not include all the annual disclosures required by GAAP. These financial statements should be read in conjunction with the Company’s audited financial statements and the notes thereto for the year ended December 31, 2016. The accompanying interim financial statements as of March 31, 2017 and for the three months ended March 31, 2017 and 2016, are unaudited. The unaudited interim financial statements have been prepared on a basis consistent with the audited financial statements, pursuant to the rules and regulations of the SEC for interim financial statements. Certain information and footnote disclosures normally included in financial statements prepared in accordance with GAAP have been condensed or omitted pursuant to such rules and regulations. In the opinion of management, the financial statements reflect all adjustments (consisting of normal recurring adjustments) considered necessary to fairly state the Company’s financial position as of March 31, 2017 and the results of operations and cash flows for the three months ended March 31, 2017 and 2016. The results for the three months ended March 31, 2017 are not necessarily indicative of the results to be expected for the year ending December 31, 2017 or for any future interim period.

Accrued Restructuring Charges

Accrued Restructuring Charges

In January 2017, the Company committed to a restructuring plan that consisted primarily of a workforce reduction of 25 positions, to a total of five remaining positions in order to conserve cash while the Company continued to evaluate strategic alternatives. The restructuring was substantially completed during the first quarter of 2017. Cash payments in connection with the workforce reduction, comprised principally of monthly or one-time severance payments, retention bonuses and benefit continuation costs, were approximately $3.5 million of which approximately $1.2 million was paid during the first quarter of 2017. As of March 31, 2017, approximately $2.3 million was accrued for remaining restructuring-related payments expected to be paid in the second and third quarters of 2017.